Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: June 13, 2013

DATES
Closing Date	3/28/2013
Collection Period	3
Collection Period Beginning Date	5/01/2013
Collection Period Ending Date	5/31/2013
Payment Date	6/17/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Final Maturity
Class A-1 Notes	18.5%	$87,788,456.61	$14,747,161.18	$73,041,295.43	4/15/2014
Class A-2 Notes	32.7%	$155,000,000.00	$0.00	$155,000,000.00	1/15/2016
Class A-3 Notes	33.1%	$157,000,000.00	$0.00	$157,000,000.00	9/15/2017
Class A-4 Notes	11.7%	$55,250,000.00	$0.00	$55,250,000.00	4/15/2019
Class B Notes	2.1%	$10,000,000.00	$0.00	$10,000,000.00	4/15/2019
Class C Notes	1.8%	$8,754,000.00	$0.00	$8,754,000.00	6/15/2020

Total Securities	100.0%	$473,792,456.61	$14,747,161.18	$459,045,295.43

Overcollateralization		$0.00		$1,347,147.58
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83
Net Pool Balance		$474,717,986.29		$460,392,443.01

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$87,788,456.61	$17,704.01
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,755.56
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$473,792,456.61	$217,300.78

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: June 13, 2013

II AVAILABLE FUNDS

Interest Collections	$1,034,517.00
Principal Collections (Including Repurchases)	$14,325,543.28
Liquidation Proceeds	$0.00
Investment Earnings (to be remitted to servicer with servicing fees)	$378.36

Total Collections	$15,360,438.64

Reserve Account Draw Amount	$0.00

Total Available Funds	$15,360,438.64

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$395,976.68	$395,976.68	$0.00
Class A-1 Notes	$17,704.01	$17,704.01	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,755.56	$10,755.56	$0.00
Second Allocation of Principal	$4,646,013.60	$4,646,013.60	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$1,347,147.58	$652,868.42
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$16,013,307.06	$15,360,438.64

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$4,646,013.60
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$1,347,147.58

Total	$14,747,161.18

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: June 13, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$460,392,443.00
Number of Receivables Outstanding	23,091
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	55.96

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$1,347,147.58

Overcollateralization Shortfall	$652,868.42

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	$0.00

Net Losses for Collection Period	$0.00
Periods	$0.00
Pool Balance	0.00006%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	1	$22,148.95
As % of Ending Pool Balance		0.005%
Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	1	$22,148.95
As % of Ending Pool Balance		0.005%